Income taxes - Deferred tax asset and liability (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Income taxes
Beginning Balance	$ (105,108)
Recognized in net income (loss)	(75,489)
Business combination	(7,447)
Ending Balance	(188,044)
Net operating losses carried forward for income tax purposes	18,194,000	$ 8,143,000
Property and equipment
Income taxes
Beginning Balance	(262,778)
Recognized in net income (loss)	115,282
Business combination	(7,802)
Ending Balance	(155,298)
Intangibles
Income taxes
Beginning Balance	(42,887)
Recognized in net income (loss)	(251,498)
Ending Balance	(294,385)
Net operating losses
Income taxes
Beginning Balance	2,054,789
Recognized in net income (loss)	2,735,223
Ending Balance	4,790,012
Financing fees
Income taxes
Beginning Balance	940,948
Recognized in net income (loss)	(235,354)
Ending Balance	705,594
Research and development
Income taxes
Beginning Balance	174,884
Recognized in net income (loss)	255,951
Ending Balance	430,835
Difference in timing of recognition
Income taxes
Beginning Balance	148,850
Recognized in net income (loss)	110,463
Business combination	(195)
Ending Balance	259,118
Right-of-use asset
Income taxes
Beginning Balance	(789,968)
Recognized in net income (loss)	184,851
Business combination	(11,790)
Ending Balance	(616,907)
Lease liability
Income taxes
Beginning Balance	813,691
Recognized in net income (loss)	(167,184)
Business combination	12,340
Ending Balance	658,847
Net capital losses
Income taxes
Beginning Balance	57,224
Recognized in net income (loss)	(6,806)
Ending Balance	50,418
Valuation allowance
Income taxes
Beginning Balance	(3,199,861)
Recognized in net income (loss)	(2,816,417)
Ending Balance	$ (6,016,278)